UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Jack W. Murphy, Esq.
One New York Plaza	Dechert LLP
New York, New York 10004	1775 I Street, NW
Washington, D.C. 20006

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 29, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	February 29, 2008
Emerging Markets Equity Funds
BRIC Concentrated Emerging Markets Equity Emerging Markets Equity

Goldman Sachs Emerging Markets Equity Funds

■	GOLDMAN SACHS BRIC FUND

■	GOLDMAN SACHS CONCENTRATED EMERGING MARKETS EQUITY FUND

■	GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
TABLE OF CONTENTS

Principal Investment Strategies and Risks	1
Letters to Shareholders and Performance Summaries	3
Schedules of Investments	15
Financial Statements	24
Notes to the Financial Statements	28
Financial Highlights	38
Other Information	44

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS EMERGING MARKETS EQUITY FUNDS
Principal Investment Strategies and Risks

This is not a complete list of risks that may affect the Funds. For additional information concerning the risks applicable to the Funds, please see the Funds’ Prospectuses.

The BRIC Fund invests primarily in a concentrated portfolio of equity investments in Brazil, Russia, India and China (“BRIC countries”) or in issuers that substantially participate in the markets of BRIC countries. The Fund is subject to market risk, which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Foreign and emerging market securities may be more volatile than investments in U.S. securities and will be subject to the risks of currency fluctuations and sudden economic or political developments. Because the Fund may concentrate its investments in specific countries or regions, the Fund is subject to greater risk of loss as a result of adverse securities markets, exchange rates and social, political, regulatory or economic events which may occur in those countries or regions. The Fund may engage in foreign currency transactions. The Fund may participate in the initial public offering (“IPO”) market. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, and the small number of shares available for trading and limited information about the issuer. The Fund may also invest in fixed income securities, which are subject to the risks associated with debt securities generally, including credit, liquidity and interest rate risk. Securities of issuers held by the Fund may lack sufficient market liquidity to enable the Fund to sell the securities at an advantageous time or without a substantial drop in price. The Fund is “non-diversified” and may invest more of its assets in fewer issuers than “diversified” mutual funds. Accordingly, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and to greater losses resulting from these developments.

The Concentrated Emerging Markets Equity Fund invests primarily in a portfolio of equity investments in emerging country issuers. The Fund is subject to market risk, which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Foreign and emerging market securities may be more volatile than investments in U.S. securities and will be subject to the risks of currency fluctuations and sudden economic or political developments. Because the Fund may concentrate its investments in specific countries or regions, the Fund is subject to greater risk of loss as a result of adverse securities markets, exchange rates and social, political, regulatory or economic events which may occur in those countries or regions. The Fund may engage in foreign currency transactions. The Fund may participate in the initial public offering (“IPO”) market. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, and the small number of shares available for trading and limited information about the issuer. The Fund may also invest in fixed income securities, which are subject to the risks associated with debt securities generally, including credit, liquidity and interest rate risk. Securities of issuers held by the Fund may lack sufficient market liquidity to enable the Fund to sell the securities at an advantageous time or without a substantial drop in price. The Fund is “non-diversified” and may invest more of its assets in fewer issuers than “diversified” mutual funds. Accordingly, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and to greater losses resulting from these developments.

The Emerging Markets Equity Fund invests primarily in a diversified portfolio of equity investments in emerging country issuers. The Fund is subject to market risk, which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Foreign and emerging market securities may be more volatile than investments in U.S. securities and will be subject to the risks of currency fluctuations and sudden economic or political developments. The Fund may engage in foreign currency transactions. The Fund may participate in the initial public offering (“IPO”) market. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, and the small number of shares available for trading and limited information about the issuer. The Fund may also invest in fixed income securities, which are subject to the risks associated with debt securities generally, including credit, liquidity and interest rate risk. Securities of issuers held by the Fund may lack sufficient market liquidity to enable the Fund to sell the securities at an advantageous time or without a substantial drop in price.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUNDS
What Differentiates Goldman Sachs’

International Equity Investment Process?
Goldman Sachs’ International Equity strategy is based on the belief that strong, consistent results are best achieved through expert stock selection performed by research teams working together on a global scale. Our deep, diverse and experienced team of research analysts and portfolio managers combines local insights with global, industry-specific expertise to identify their best investment ideas.

■ Fundamental research teams based in the United Kingdom, United States, Japan,
    Singapore, China, India and Korea focusing on long-term business and management quality

■  Analysts collaborate regularly to leverage regional and industry-specific research and insights

■  Global perspective is informed by local market expertise

■  A common valuation framework, focusing on long-term earnings power, ensures consistency when valuing and comparing a company to its peers globally

■  Team of experienced portfolio managers is regionally aligned and has sector expertise

■  Team leverages the research of the approximately 48 regional investment professionals

■  Decision making process is informed by active participation in the global research process

■  Security selections are aligned with level of investment conviction

■  Risk monitoring considers whether investment and other risks to the Funds are intended and justified

■  Dedicated portfolio construction team assists in ongoing monitoring and adjustment of the Funds

               International equity portfolios that strive to offer:

                     ■ Access to markets across the world

                     ■ Disciplined approach to stock selection

■ Optimal risk/return profiles

PORTFOLIO RESULTS
BRIC Fund
Dear Shareholder,
This report provides an overview on the performance of the Goldman Sachs BRIC Fund (the “Fund”) during the six-month reporting period that ended February 29, 2008.
  Performance Review

Over the six-month period that ended February 29, 2008, the Fund’s Class A, C and Institutional Shares generated cumulative total returns, without sales charges, of 14.03%, 13.60% and 14.24%, respectively. These returns compare to the 14.65% cumulative total return of the Fund’s benchmark, the MSCI EM BRIC 5-25 Constrained Index, over the same time period.

The Fund performed largely in line with its benchmark during the reporting period, as strong country selection offset slightly negative stock selection. The largest positive contributors to the Fund’s performance were its exposure to the Industrials and Energy sectors in China and the Financials sector in India.

The Fund’s exposure to China was the largest positive contributor to performance. Within the Industrials sector, our holding in China COSCO Holdings was a significant positive contributor to performance (see “Portfolio Highlights” for details). Our underweights in the Financials sector also added to performance, as the sector fell sharply on concerns of slowing Chinese growth amidst the global financial market turmoil and domestic monetary tightening by the People’s Bank of China. While we maintain the Fund’s underweight in this sector given our view that the Chinese economy may face short term headwinds from slowing U.S. demand and persistent inflation, we believe that the market continues to offer significant investment opportunities for select stocks in the sector.

Our exposure to Russia was another positive contributor, led by our holdings in the Materials and Energy sectors. Both sectors were major beneficiaries of rising commodity prices, particularly within the steel industry, and a crude oil boom. At the stock level, coal producer Raspadskaya, oil producer Surgutneftegaz (which we have since sold to capture profits) and oil field services firm Eurasia Drilling all contributed significantly to performance. We believe that continued strong economic growth in the emerging market economies, especially China and India, will support global energy and materials prices as demand weakens from a slowing U.S. economy, due to a decline in the rate of growth.

Brazil detracted from performance, with stock selection contributing negatively to the Fund’s performance. At the sector level, our underweight positions in the Energy and Materials sectors underperformed as these sectors rallied on the surge in oil and commodity prices, while our stock selection in the Consumer Discretionary sector hurt performance. In particular, our holdings in Rossi Residencial, Brazil’s third largest homebuilder, and NET Servicos de Comunicacao, the country’s largest cable company, hindered the Fund’s performance.

PORTFOLIO RESULTS
  Portfolio Composition

The Fund seeks long-term capital appreciation by investing primarily in equity investments in Brazil, Russia, India and China or in issuers that participate in these markets. At the end of the reporting period, the Fund was overweight in Russia and underweight in Brazil, China and India. The Fund also had an allocation in Kazakhstan, with holdings in the Energy and Materials sectors. From a sector perspective, at the end of the period, the Fund was overweight in the Consumer Discretionary and Information Technology and underweight in the Industrials, Telecommunication Services and Consumer Staples sectors.
  Portfolio Highlights

There were a number of holdings that positively contributed to the Funds’ performance during the reporting period, including the following:

■	Raspadskaya — Raspadskaya, Russia’s second largest producer of coal used for steel making, was the leading positive contributor to performance. The firm led gainers in the Russian Materials sector on rising commodity and steel prices, which boosted the earnings outlook for the firm.

■	Eurasian Natural Resources — Eurasian Natural Resources is the world’s third largest ferrochrome producer, seventh largest iron ore exporter, a leading producer of traded alumina and one of Kazakhstan’s largest electricity producers. The share price of the firm, a raw material supplier to Russian steel mills, surged due to rising commodity prices, in particular iron ore.

■	China COSCO Holdings — COSCO Holdings, operator of one of the world’s 10 largest container fleets and a leading freight forwarder and shipping agent in China, was the top contributor to performance. Prior to the major global equity market sell-off in November, we had decided to take profit in the stock. The stock had been a significant positive contributor to the Fund’s performance, as a combination of Qualified Domestic Institutional Investor (QDII) fund flows, asset injections and a recovery in freight rates lifted the stock price.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Global Equity Team

March 13, 2008

FUND BASICS
BRIC Fund
as of February 29, 2008
PERFORMANCE REVIEW

September 1, 2007–	Fund Total Return	MSCI EM BRIC 5-25
February 29, 2008	(based on NAV1)	Constrained Index[2]

Class A	14.03%	14.65%
Class C	13.60	14.65
Institutional	14.24	14.65

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The MSCI EM BRIC 5-25 Constrained Index is a customized, constrained benchmark, derived from the standard MSCI BRIC Index, with individual stock weights capped at 5% and the total of all stocks weighing more than 2.5% capped at 25%. The MSCI EM BRIC 5-25 Constrained Index combines, on a market capitalization weighted basis, the components of the MSCI Brazil, MSCI Russia, MSCI India and MSCI China Equity Indices. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[3]

For the period ended 12/31/07	One Year	Since Inception	Inception Date

Class A	45.07%	51.75%	6/30/06
Class C	51.39	56.32	6/30/06
Institutional	54.17	58.15	6/30/06

[3]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. The Fund will charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. The performance figures do not reflect the deduction of the redemption fee. If reflected, the redemption fee would reduce the performance quoted.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.97%	2.07%
Class C	2.72	2.82
Institutional	1.57	1.85

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS
TOP TEN HOLDINGS AS OF 2/29/08[5]

Holding	% of Net Assets	Line of Business	Country

Gazprom OAO	5.9%	Energy	Russia
China Mobile Ltd.	5.7	Telecommunication Services	Hong Kong
Cia Vale do Rio Doce	5.4	Materials	Brazil
Petroleo Brasileiro SA	5.0	Energy	Brazil
CNOOC Ltd.	3.5	Energy	Hong Kong
China Construction Bank Corp.	3.4	Banks	China
Unibanco – Uniao de Bancos Brasileiros SA	3.1	Banks	Brazil
MMC Norilsk Nickel	2.9	Materials	Russia
Sberbank	2.7	Banks	Russia
Chinca Shenhua Energy Co. Ltd.	2.7	Energy	China

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

PORTFOLIO RESULTS
Concentrated Emerging Markets Equity Fund
Dear Shareholder,
This report provides an overview on the performance of the Goldman Sachs Concentrated Emerging Markets Equity Fund (the “Fund”) during the six-month reporting period that ended February 29, 2008.
  Performance Review

Over the six-month period that ended February 29, 2008, the Fund’s Class A, C and Institutional Shares generated cumulative total returns, without sales charges, of 5.58%, 5.37% and 5.76%, respectively. These returns compare to the 8.15% cumulative total return of the Fund’s benchmark, the MSCI Emerging Markets (Net) Index, over the same time period.

During the period, the Fund generated positive absolute performance but lagged its benchmark. Leading detractors to relative performance included stock selection within South Korea and India as well as sector allocation in Taiwan. While the Fund’s underweight exposure to China and overweight to Turkey also detracted from relative performance, strong stock selection in both countries was a positive contribution to relative performance. In addition, strong stock selection in Peru and Mexico contributed positively to relative performance.

In Brazil, both stock selection and sector positioning detracted from relative performance during the reporting period. Our positioning in the Brazilian Materials sector, especially our underweight in companies that manufacture and distribute steel and related products for the construction of automobile, home appliances and civil construction, negatively impacted performance as these names did very well over the period. During January 2008, the market feared that emerging markets equities would experience an extreme slowdown in growth which negatively impacted global emerging markets. However, the aforementioned fears were erased in February and the steel industry benefited and prices moved sharply higher. Within the portfolio, we continue to have an overweight position to Brazilian material sector through Vale, one of the four global diversified mining majors with an extensive resource base in Brazil, Canada and Indonesia.
  Portfolio Composition

The Fund seeks long-term capital appreciation by investing primarily in emerging market countries in Latin and South America, Asia, Eastern Europe, Africa and the Middle East. At the end of the reporting period, the Fund had an overweight position in South Africa and Mexico as well as Russia and underweight in South Korea, Malaysia and Israel. From a sector perspective, at the end of the period, the Fund was overweight in the Energy, Information Technology and Telecommunication Services sectors and underweight in the Financials, Industrials and Materials sectors.

PORTFOLIO RESULTS
  Portfolio Highlights

Although the Fund underperformed its benchmark over the reporting period, there were a number of holdings that enhanced results, including the following:

■	Eurasian Natural Resources Corporation (ENRC) — ENRC, a mining and refining company, was the leading stock contributor to portfolio performance. The shares of ENRC rose on speculation that prices of ferrochrome would rise due to the power cuts in South Africa, which accounts for 40% of global output of ferrochrome. In addition, the company benefited from rising prices of iron ore, from which it derives 30% of its revenues. We maintain our position in the company.

■	Minas Buenaventura — Minas Buenaventura explores for mines as well as processes gold, silver, zinc and other metals. The company operates mines in Peru, a lime plant, an electric power transmission company and an engineering services company. The stock was one of the leading contributors to relative performance of the Fund, as it benefited from soaring gold prices over the past six months.

■	China COSCO Holdings — COSCO Holdings, operator of one of the world’s 10 largest container fleets and a leading freight forwarder and shipping agent in China, was one of the Fund’s top contributors to performance. Prior to the major global equity market sell-off in November, we had decided to trim our position in the stock. The stock had been a significant positive contributor to the Fund’s performance, as a combination of Qualified Domestic Institutional Investor (QDII) fund flows, asset injections and a recovery in freight rates lifted the stock price.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Global Equity Team

March 13, 2008

FUND BASICS
Concentrated Emerging Markets Equity Fund
as of February 29, 2008
PERFORMANCE REVIEW

September 1, 2007-	Fund Total Return	MSCI Emerging Markets
February 29, 2008	(based on NAV1)	(Net) Index[2]

Class A	5.58%	8.15%
Class C	5.37	8.15
Institutional	5.76	8.15

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The unmanaged MSCI Emerging Markets (Net) Index (with dividends reinvested) is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets, of over 30 emerging market countries. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[3]

For the period ended 12/31/07	Since Inception	Inception Date

Class A	5.33%	6/29/07
Class C	10.00	6/29/07
Institutional	11.52	6/29/07

[3]	As the Fund has not been operating for one year, the Standardized Average Annual Total Returns are cumulative total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. The Fund will charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. The performance figures do not reflect the deduction of the redemption fee. If reflected, the redemption fee would reduce the performance quoted.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.94%	4.66%
Class C	2.69	5.41
Institutional	1.54	4.26

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS
TOP TEN HOLDINGS AS OF 2/29/08[5]

Holding	% of Net Assets	Line of Business	Country

Gazprom OAO ADR	5.9%	Energy	Russia

Petroleo Brasileiro SA	5.0	Energy	Brazil

Companhia Vale do Rio Doce ADR Preference A Shares	4.7	Materials	Brazil

China Mobile (HK) HKD	4.1	Telecommunication Services	Hong Kong

America Movil SAB de CV ADR Series L	2.9	Telecommunication Services	Mexico

Taiwan Semiconductor Manufacturing Co. Ltd.	2.8	Semiconductors & Semiconductor Equipment	Taiwan

Sberbank of Russia	2.7	Banks	Russia

Sasol NPV	2.5	Energy	South Africa

Hon Hai Precision TWD	2.4	Technology Hardware & Equipment	Taiwan

Turkcell Iletisim Hizmet	2.2	Telecommunication Services	Turkey

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

PORTFOLIO RESULTS
Emerging Markets Equity Fund
Dear Shareholder,
This report provides an overview on the performance of the Goldman Sachs Emerging Markets Equity Fund (the “Fund”) during the six-month reporting period that ended February 29, 2008.
  Performance Review

Over the six-month period that ended February 29, 2008, the Fund’s Class A, B, C, Institutional and Service Shares generated cumulative total returns, without sales charges, of 3.87%, 3.50%, 3.45%, 4.09% and 3.82%, respectively. These returns compare to the 8.26% cumulative total return of the Fund’s benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets Index (with dividends reinvested), over the same time period.

During the period, the Fund generated positive absolute performance but lagged its benchmark. Relative underperformance was driven predominantly by stock selection within Brazil and South Africa. While the Fund’s overweight allocation to the Information Technology sector detracted from relative performance as it lagged the Index, stock selection, particularly in Taiwan, contributed positively to relative performance. In addition, strong stock selection in China and Peru contributed positively to relative performance.
  Regional Allocation

Our stock selection in Brazil was the largest detractor from the Fund’s performance during the reporting period. At the sector level, our underweight positions in Energy underperformed as the sector rallied on the surge in oil prices, while our stock selection in the Consumer Discretionary sector also hurt relative performance.

In South Africa, our positions within the Consumer Staples sector also negatively impacted the Fund’s relative performance. Shares of Tiger Brands, a food processor and manufacturer, fell during the reporting period causing the holding to be one of the leading detractors from the Fund’s performance. The company has been the subject of antitrust investigations on the charges of price fixing related to its healthcare unit, Adcock Ingram, which dragged on the company’s share price. However, we believe that the allegations are unrelated to the company’s successful and attractive core businesses, particularly the manufacture and distribution of food products, and we maintain our position.

Stock selection within the Brazilian Consumer Discretionary sector negatively impacted relative performance during the reporting period. Our overweight position in the cable television and broadband Internet provider NET Servicos was a leading detractor from performance at the stock level. Its shares fell as investors speculated that possible government deregulation of the industry and the subsequent competition would be detrimental to the company’s operations. We maintain our overweight position in the stock, as we believe that deregulation will benefit NET Servicos’ business.

PORTFOLIO RESULTS

The Fund’s positioning to China was the largest positive contributor to performance. Within the Industrials sector, our holding in China COSCO Holdings was the leading positive contributor to performance (see “Portfolio Highlights” for details). Our underweight in the Financials sector also added to performance, as the sector fell sharply on concerns of slowing Chinese growth amidst the global financial market turmoil and domestic monetary tightening by the People’s Bank of China. While we maintain the Fund’s underweight in this sector given our view that the Chinese economy may face short term challenges from slowing U.S. demand and persistent inflation, we believe that the market continues to offer significant investment opportunities for select stocks within the sector.
  Portfolio Highlights

Although the Fund underperformed its benchmark over the reporting period, there were a number of holdings that enhanced results, including the following:

■	China COSCO Holdings — COSCO Holdings, operator of one of the world’s 10 largest container fleets and a leading freight forwarder and shipping agent in China, was the top contributor to performance. Prior to the major global equity market sell-off in November, we had decided to trim our position in the stock. The stock had been a significant positive contributor to the Fund’s performance, as a combination of Qualified Domestic Institutional Investor (QDII) fund flows, asset injections and a recovery in freight rates lifted the stock price.

■	Minas Buenaventura — Minas Buenaventura explores for mines as well as processes gold, silver, zinc and other metals. The company operates mines in Peru, a lime plant, an electric power transmission company and an engineering services company. The stock was one of the leading positive contributors to relative performance of the Fund as it benefited from soaring gold prices over the past six month.

■	Eurasian Natural Resources Corporation (ENRC) — ENRC, a mining and refining company, was among leading stock contributors to positive portfolio performance. The shares of ENRC rose on speculation that prices of ferrochrome would rise due to the power cuts in South Africa, which accounts for 40% of global output. In addition, the company benefited from rising prices of iron ore, from which it derives 30% of its revenues. We maintain our position in the company.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Global Equity Team

March 13, 2008

FUND BASICS
Emerging Markets Equity Fund
as of February 29, 2008
PERFORMANCE REVIEW

September 1, 2007–	Fund Total Return	MSCI Emerging Markets
February 29, 2008	(based on NAV1)	(Net) Index[2]

Class A	3.87%	8.26%
Class B	3.50	8.26
Class C	3.45	8.26
Institutional	4.09	8.26
Service	3.82	8.26

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The unmanaged MSCI Emerging Markets (Net) Index (with dividends reinvested) is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets, of over 30 emerging market countries. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[3]

For the period ended 12/31/07	One Year	Five Years	Since Inception	Inception Date

Class A	20.85%	32.43%	11.91%	12/15/97
Class B	21.15	32.98	11.93	12/15/97
Class C	25.78	33.06	11.91	12/15/97
Institutional	28.34	34.60	13.19	12/15/97
Service	27.78	33.92	12.42	12/15/97

[3]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. The Fund will charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. The performance figures do not reflect the deduction of the redemption fee. If reflected, the redemption fee would reduce the performance quoted.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS
EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.79%	1.79%
Class B	2.54	2.54
Class C	2.54	2.54
Institutional	1.39	1.39
Service	1.89	1.89

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.
TOP TEN HOLDINGS AS OF 2/29/08[5]

Holding	% of Net Assets	Line of Business	Country

Gazprom OAO	5.9%	Energy	Russia

Cia Vale do Rio Doce	4.4	Materials	Brazil

China Mobile Ltd.	4.1	Telecommunication Services	Hong Kong

Petroleo Brasileiro SA	3.1	Energy	Brazil

Taiwan Semiconductor
Manufacturing Co.		Semiconductors & Semiconductor
Ltd.	24	Equipment	Taiwan

Samsung Electronics		Semiconductors & Semiconductor
Co. Ltd.	2.3	Equipment	South Korea

Cia de Minas Buenaventura SA	2.3	Materials	Peru

Sasol Ltd.	2.0	Energy	South Africa

HON HAI Precision Industry Co. Ltd.	2.0	Technology Hardware & Equipment	Taiwan

MMC Norilsk Nickel	1.9	Materials	Russia

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

GOLDMAN SACHS BRIC FUND
Schedule of Investments
February 29, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – 91.4%

Brazil – 26.1%
2,076,542	Banco do Estado do Rio Grande do Sul Preference A Shares (Banks)	$12,230,121
376,600	Bolsa de Mercadorias e Futuros – BM&F (Diversified Financials)	4,086,459
244,900	Bovespa Holding SA (Diversified Financials)	3,910,059
1,164,031	Companhia Vale do Rio Doce ADR (Materials)	40,554,840
111,000	Companhia Vale do Rio Doce Preference A Shares (Materials)	3,287,139
132,000	GP Investments Ltd. BDR (Capital Markets)	4,720,809
720,961	GVT Holding SA* (Telecommunication Services)	15,565,186
472,432	Iguatemi Empresa de Shopping Centers SA (Real Estate)	7,766,312
1,134,972	NET Servicos de Comunicacao SA Preference Shares* (Media)	12,449,725
383,500	Petroleo Brasileiro SA ADR Preference Shares (Energy)	37,556,155
467,562	Rossi Residencial SA (Consumer Durables & Apparel)	10,774,579
524,599	Santos-Brasil SA (Transportation)	7,758,395
609	Telemig Celular SA Preference G Shares(a) (Telecommunication Services)	249,560
288,547	Tim Participacoes SA ADR Preference Shares(b) (Telecommunication Services)	11,836,198
174,453	Unibanco-Uniao de Bancos Brasileiros SA GDR (Banks)	23,659,316

		196,404,853

China – 15.3%
4,396,000	Angang Steel Co. Ltd. Class H (Materials)	11,499,976
33,793,000	China Construction Bank Corp. Class H (Banks)	25,603,475
4,006,000	China Shenhua Energy Co. Ltd. Class H (Energy)	20,404,982
4,462,000	China Shipping Development Co. Ltd. Class H (Transportation)	13,800,830
16,530,000	Dongfeng Motor Group Co. Ltd. Class H (Automobiles & Components)	10,079,553
4,455,600	Guangzhou R&F Properties Co. Ltd. Class H (Real Estate)	13,501,958
27,572,000	Huadian Power International Co. Class H (Utilities)	9,257,531
7,668,000	PetroChina Co. Ltd. Class H (Energy)	11,224,283

		115,372,588

Hong Kong – 10.6%
2,854,000	China Mobile Ltd. (Telecommunication Services)	42,733,333
15,655,000	CNOOC Ltd. (Energy)	25,998,985
12,970,000	Xinyi Glass Holdings Co. Ltd. (Automobiles & Components)	11,183,386

		79,915,704

India – 18.0%
187,962	Bajaj Auto Ltd. (Automobiles & Components)	10,578,263
7,697,044	GVK Power & Infrastructure Ltd.* (Utilities)	9,505,271
696,843	ICICI Bank Ltd. (Banks)	18,572,320
719,994	Indiabulls Financial Services Ltd. (Diversified Financials)	10,805,070
818,662	Indiabulls Real Estate Ltd.* (Real Estate)	12,784,083
546,390	Indiabulls Securities Ltd.(a) (Diversified Financials)	3,605,505
400,855	Infosys Technologies Ltd. (Software & Services)	15,302,233
18,702	Infosys Technologies Ltd. ADR (Software & Services)	727,882
1,486,854	Ishaan Real Estate PLC* (Real Estate)	3,299,876
182,819	JAI Corp. Ltd.* (Materials)	3,994,197
209,710	Jindal Steel & Power Ltd. (Materials)	11,855,546
1,122,488	Satyam Computer Services Ltd. (Software & Services)	12,076,176
366,038	Shree Renuka Sugars Ltd. (Food, Beverage & Tobacco)	10,642,901
331,305	Tata Power Co. Ltd. (Utilities)	11,342,333

		135,091,656

Kazakhstan – 1.4%
232,964	Eurasian Natural Resources Corp.* (Materials)	4,767,984
228,600	KazMunaiGas Exploration Production GDR (Energy)	5,604,590

		10,372,574

Russia – 20.0%
387,034	Eurasia Drilling Co. Ltd. GDR*(a) (Energy)	10,062,884
12,400	Eurasia Drilling Co. Ltd. GDR* (Energy)	322,400
8,246,309	Kuzbassrazrezugol* (Energy)	6,329,042
192,900	LUKOIL ADR (Energy)	14,313,180
76,782	MMC Norilsk Nickel (Materials)	21,603,276
886,992	OAO Gazprom ADR (Energy)	44,385,080
17,245	OAO Gazprom ADR (London International Exchange) (Energy)	868,478
96,722	OAO Open Investments GDR* (Real Estate)	3,064,878

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BRIC FUND
Schedule of Investments (continued)
February 29, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Russia – (continued)
72,790	Pharmstandard* (Pharmaceuticals, Biotechnology & Life Sciences)	$5,095,300
2,228,224	Raspadskaya (Materials)	16,532,731
6,185,431	Sberbank RF (Banks)	20,439,410
213,295	X 5 Retail Group NV GDR* (Food & Staples Retailing)	7,128,804

		150,145,463

TOTAL COMMON STOCKS
(Cost $638,287,847)
		$687,302,838

Notional		Maturity
Shares	Description	Date	Value
Equity-Linked Notes* – 2.4%

China – 2.4%
1,833,505	China Merchants Bank Co. Ltd.(a) (Merrill Lynch International &
	Co.) (Banks)	01/05/09	$8,160,568
2,139,246	Xiamen King Long Motor Co. Ltd.(a) (Calyon Financial Products)
	(Capital Goods)	07/12/10	9,813,695

TOTAL EQUITY-LINKED NOTES
(Cost $13,181,248)			$17,974,263

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation – 5.0%

JPMorgan Chase Euro – Time Deposit
$37,953,663	3.009%	03/03/08	$37,953,663
(Cost $37,953,663)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $689,422,758)			$743,230,764

	Interest
Shares	Rate	Value
Securities Lending Collateral(c) – 0.1%

Boston Global Investment Trust – Enhanced Portfolio
667,500	3.885%	$667,500
(Cost $667,500)

TOTAL INVESTMENTS – 98.9%
(Cost $690,090,258)		$743,898,264

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		8,160,104

NET ASSETS – 100.0%		$752,058,368

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $31,892,212 which represents approximately 4.2% of net assets as of February 29, 2008.

(b)	All or a portion of this security is on loan.

(c)	Variable Rate security. Interest rate disclosed is that which is in effect at February 29, 2008.

Investment Abbreviations:
ADR	—	American Depositary Receipt
BDR	—	Brazilian Depositary Receipt
GDR	—	Global Depositary Receipt

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BRIC FUND

As a % of
Net Assets
Investments Industry Classifications†

Automobiles & Components	4.2%
Banks	14.5
Capital Goods	1.3
Capital Markets	0.6
Consumer Durables & Apparel	1.4
Diversified Financials	3.0
Energy	23.5
Food & Staples Retailing	0.9
Food, Beverage & Tobacco	1.4
Materials	15.2
Media	1.7
Pharmaceuticals, Biotechnology	0.7
Real Estate	5.4
Short-term Investments#	5.1
Software & Services	3.7
Telecommunication Services	9.4
Transportation	2.9
Utilities	4.0

TOTAL INVESTMENTS	98.9%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

#	Short-term investments include a short-term obligation and securities lending collateral.
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACT — At February 29, 2008, the following futures contract was open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain

H-Shares Index	220	March 2008	$19,635,537	$489,789

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONCENTRATED EMERGING MARKETS EQUITY FUND
Schedule of Investments
February 29, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – 86.5%

Brazil – 12.7%
40,506	Companhia Vale do Rio Doce ADR Preference A Shares (Materials)	$1,187,636
12,700	Petroleo Brasileiro SA ADR Preference Shares (Energy)	1,243,711
15,839	Rossi Residencial SA (Consumer Durables & Apparel)	364,997
9,781	Tim Participacoes SA ADR Preference Shares (Telecommunication Services)	401,217

		3,197,561

China – 9.5%
104,000	Angang Steel Co. Ltd. Class H (Materials)	272,065
545,000	China Construction Bank Corp. Class H (Banks)	412,923
85,000	China Shenhua Energy Co. Ltd. Class H (Energy)	432,956
96,000	China Shipping Development Co. Ltd. Class H (Transportation)	296,925
364,000	Dongfeng Motor Group Co. Ltd. Class H (Automobiles & Components)	221,958
126,400	Guangzhou R&F Properties Co. Ltd. Class H (Real Estate)	383,034
448,000	Huaneng Power International, Inc. Class H (Utilities)	366,054

		2,385,915

Egypt – 1.8%
5,817	Orascom Telecom Holding SAE GDR (Telecommunication Services)	442,776

Hong Kong – 6.3%
69,500	China Mobile Ltd. (Telecommunication Services)	1,040,633
328,000	CNOOC Ltd. (Energy)	544,725

		1,585,358

India – 3.0%
13,027	Indiabulls Financial Services Ltd. (Diversified Financials)	195,498
10,695	Indiabulls Securities Ltd.(b) (Diversified Financials)	70,574
500	Infosys Technologies Ltd. (Software & Services)	19,087
3,632	Jindal Steel & Power Ltd. (Materials)	205,328
2,750	Reliance Industries Ltd. (Energy)	167,659
9,052	Satyam Computer Services Ltd. (Software & Services)	97,385

		755,531

Kazakhstan – 2.0%
7,693	Eurasian Natural Resources Corp.* (Materials)	157,450
14,350	KazMunaiGas Exploration Production GDR (Energy)	351,819

		509,269

Mexico – 7.9%
12,200	America Movil SAB de CV ADR Series L (Telecommunication Services)	737,612
162,413	Corp. GEO SA de CV Series B* (Consumer Durables & Apparel)	518,630
7,100	Fomento Economico Mexicano SAB de CV ADR (Food Beverage & Tobacco)	284,000
122,655	Wal-Mart de Mexico SAB de CV Series V (Food & Staples Retailing)	447,101

		1,987,343

Pakistan – 1.1%
20,218	MCB Bank Ltd. GDR (Registered) (Banks)	280,828

Peru – 2.1%
6,875	Companhia de Minas Buenaventura SA ADR (Materials)	522,706

Russia – 12.3%
1,658	MMC Norilsk Nickel (Materials)	466,493
29,810	OAO Gazprom ADR (Energy)	1,491,692
203,820	Sberbank RF (Banks)	673,512
13,557	X 5 Retail Group NV GDR* (Food & Staples Retailing)	453,106

		3,084,803

South Africa – 9.8%
19,259	ABSA Group Ltd. (Banks)	272,605
2,500	Anglo Platinum Ltd. (Materials)	391,877
128,118	FirstRand Ltd. (Diversified Financials)	303,204
12,200	Sasol Ltd. (Energy)	623,932
29,521	Telkom SA Ltd. (Telecommunication Services)	526,406
18,545	Tiger Brands Ltd. (Food, Beverage & Tobacco)	330,088

		2,448,112

South Korea – 6.7%
2,220	Hyundai Motor Co. Preference Shares (Automobiles & Components)	63,928
28,660	Korea Exchange Bank (Banks)	400,778
100	Samsung Electronics Co. Ltd. GDR Preference Shares (Semiconductors & Semiconductor Equipment)	21,600
2,100	Samsung Electronics Co. Ltd. GDR (Registered) (Semiconductors & Semiconductor Equipment)	457,800

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONCENTRATED EMERGING MARKETS EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

South Korea – (continued)
440	Samsung Electronics Co. Ltd. Preference Shares (Semiconductors & Semiconductor Equipment)	$188,884
180	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	105,511
3,218	SK Energy Co. Ltd. (Energy)	436,918

		1,675,419

Taiwan – 9.1%
49,500	Advanced Semiconductor Engineering, Inc.(a) ADR (Semiconductors & Semiconductor Equipment)	228,690
205,893	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	188,763
394,000	Chinatrust Financial Holding Co. Ltd.* (Banks)	352,239
2,600	Hon Hai Precision Industry Co. Ltd. GDR (Registered) (Technology Hardware & Equipment)	30,940
99,400	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	593,032
802,000	ProMOS Technologies, Inc. (Semiconductors & Semiconductor Equipment)	206,971
354,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	691,554

		2,292,189

Turkey – 2.2%
55,902	Turkcell Iletisim Hizmet AS (Telecommunication Services)	552,334

TOTAL COMMON STOCKS
(Cost $21,098,288)		$21,720,144

Notional		Maturity
Shares	Description	Date	Value
Equity Linked Notes* – 7.9%

India – 2.4%
9,433	Infosys Technologies Ltd. (Citigroup Global Markets)(b)
	(Software & Services)	1/19/09	$360,095
21,251	Satyam Computer Services Ltd. (Citigroup Global Markets)(b)
	(Software & Services)	1/19/09	228,627

			588,722

South Korea – 5.4%
25,246	Daewoo Engineering & Construction Co. Ltd. (Deutsche Bank AG)(b) (Capital Goods)	07/13/17	540,396
7,404	Hyundai Motor Co. (Citigroup Global Markets)(b) (Automobiles & Components)	01/17/12	213,209
3,421	LG Electronics (Citigroup Global Markets)(b) (Consumer Durables & Apparel)	01/17/12	368,454
3,910	Reliance Industry (UBS AG London)(b) (Energy)	07/19/10	238,380

			1,360,439

Taiwan – 0.1%
91,000	ProMOS Technologies, Inc. (Citigroup Global Markets)(b) (Semiconductors & Semiconductor Equipment)	01/20/10	23,484

TOTAL EQUITY-LINKED NOTES
(Cost $2,202,754)			$1,972,645

Shares	Description	Value
Exchange Traded Fund – 2.1%

3,748	iShares MSCI Emerging Markets Index Fund	$522,958
(Cost $522,582)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation – 3.2%

JPMorgan Chase Euro – Time Deposit
$810,921	3.009%	03/03/08	$810,921
(Cost $810,921)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL 99.7%
(Cost $24,634,545)			$25,026,668

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONCENTRATED EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
February 29, 2008 (Unaudited)

	Interest
Shares	Rate	Value
Securities Lending Collateral(c) – 0.4%

Boston Global Investment Trust – Enhanced Portfolio
101,000	3.885%	$101,000
(Cost $101,000)

TOTAL INVESTMENTS – 100.1%
(Cost $24,735,545)		$25,127,668

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1%)		(26,439)

NET ASSETS – 100.0%		$25,101,229

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,043,219 which represents approximately 8.1% of net assets as of February 29, 2008.

(c)	Variable Rate security. Interest rate disclosed is that which is in effect at February 29, 2008.

Investment Abbreviations:
ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt

As a % of
Net Assets
Investments Industry Classifications†

Automobiles & Components	2.0%
Banks	9.5
Capital Goods	2.2
Consumer Durables & Apparel	5.0
Diversified Financials	2.3
Energy	22.0
Exchange Traded Fund	2.1
Food & Staples Retailing	3.6
Food Beverage & Tobacco	2.4
Materials	12.8
Real Estate	1.5
Semiconductors & Semiconductor Equipment	8.4
Short-term Investments#	3.6
Software & Services	2.8
Technology Hardware & Equipment	2.5
Telecommunication Services	14.7
Transportation	1.2
Utilities	1.5

TOTAL INVESTMENTS	100.1%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

#	Short-term investments include a short-term obligation and securities lending collateral.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments
February 29, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – 98.5%

Brazil – 13.5%
4,216,338	Banco do Estado do Rio Grande do Sul Preference B Shares (Banks)	$24,832,787
2,971,100	Companhia Vale do Rio Doce Preference A Shares (Materials)	87,985,742
2,644,056	NET Servicos de Comunicacao SA Preference Shares* (Media)	29,003,157
624,960	Petroleo Brasileiro SA ADR Preference Shares (Energy)	61,202,333
1,074,370	Rossi Residencial SA (Consumer Durables & Apparel)	24,757,968
19,378	Telemig Celular SA Preference G Shares(a) (Telecommunication Services)	7,940,843
744,200	Tim Participacoes SA ADR Preference Shares (Telecommunication Services)	30,527,084

		266,249,914

China – 7.6%
40,449,000	China Construction Bank Corp. Class H (Banks)	30,646,435
5,422,000	China Shenhua Energy Co. Ltd. Class H (Energy)	27,617,527
10,152,000	China Shipping Development Co. Ltd. Class H (Transportation)	31,399,827
33,466,000	Dongfeng Motor Group Co. Ltd. Class H (Automobiles & Components)	20,406,673
7,122,000	Guangzhou R&F Properties Co. Ltd. Class H (Real Estate)	21,582,042
52,966,000	Huadian Power International Co. Class H (Utilities)	17,783,780

		149,436,284

Egypt – 2.6%
407,266	Orascom Telecom Holding SAE GDR (Telecommunication Services)	31,000,110
4,861,181	Telecom Egypt (Telecommunication Services)	20,520,548

		51,520,658

Hong Kong – 6.4%
3,914,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	10,557,331
5,348,500	China Mobile Ltd. (Telecommunication Services)	80,083,824
21,228,000	CNOOC Ltd. (Energy)	35,254,325

		125,895,480

India – 8.6%
425,439	Bajaj Auto Ltd. (Automobiles & Components)	23,943,168
4,033,966	GMR Infrastructure* (Capital Goods)	17,379,468
999,438	Indiabulls Financial Services Ltd. (Diversified Financials)	14,998,733
1,232,291	Indiabulls Real Estate Ltd.* (Real Estate)	19,243,241
932,800	Indiabulls Securities Ltd.(a) (Diversified Financials)	6,155,338
714,100	Infosys Technologies Ltd. (Software & Services)	27,260,042
268,040	Jindal Steel & Power Ltd. (Materials)	15,153,118
2,393,026	Satyam Computer Services Ltd. (Software & Services)	25,745,133
575,071	Tata Power Co. Ltd. (Utilities)	19,687,740

		169,565,981

Israel – 1.0%
2,611,514	Mizrahi Tefahot Bank Ltd. (Banks)	19,827,685

Kazakhstan – 1.4%
581,770	Eurasian Natural Resources Corp.* (Materials)	11,906,863
677,900	KazMunaiGas Exploration Production GDR (Energy)	16,620,084

		28,526,947

Malaysia – 1.2%
20,774,000	Resorts World Berhad (Consumer Services)	24,026,853

Mexico – 6.0%
8,403,333	Axtel SAB de CV* (Telecommunication Services)	18,619,149
11,259,111	Corp. GEO SA de CV Series B* (Consumer Durables & Apparel)	35,953,464
8,505,775	Corp. Moctezuma SAB de CV (Materials)	19,862,692
209,196	Grupo Aeroportuario del Pacifico SAB de CV ADR (Transportation)	9,616,740
9,606,690	Wal-Mart de Mexico SAB de CV Series V (Food & Staples Retailing)	35,018,224

		119,070,269

Pakistan – 1.1%
2,385,600	MCB Bank Ltd. (Banks)	16,567,989
313,760	MCB Bank Ltd. GDR(a) (Banks)	4,358,127

		20,926,116

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
February 29, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Peru – 2.3%
603,744	Companhia de Minas Buenaventura SA ADR (Materials)	$45,902,656

Russia – 12.7%
309,035	LUKOIL ADR(b) (Energy)	22,930,397
132,295	MMC Norilsk Nickel (Materials)	37,222,335
23,197	North-West Telecom ADR (Telecommunication Services)	1,368,623
2,317,485	OAO Gazprom ADR (Energy)	115,966,950
631,557	OAO Open Investments GDR* (Real Estate)	20,012,462
10,606,215	Sberbank RF (Banks)	35,047,644
567,845	X 5 Retail Group NV GDR* (Food & Staples Retailing)	18,978,672

		251,527,083

South Africa – 8.9%
1,414,116	ABSA Group Ltd. (Banks)	20,016,381
132,901	Anglo Platinum Ltd. (Materials)	20,832,188
7,789,826	FirstRand Ltd. (Diversified Financials)	18,435,414
2,161,602	Massmart Holdings Ltd. (Food & Staples Retailing)	19,774,418
777,507	Sasol Ltd. (Energy)	39,763,259
1,927,807	Telkom South Africa Ltd. (Telecommunication Services)	34,375,841
1,221,770	Tiger Brands Ltd. (Food, Beverage & Tobacco)	21,746,656

		174,944,157

South Korea – 11.3%
1,101,047	Daewoo Engineering & Construction Co. Ltd. (Capital Goods)	23,568,151
435,670	Dongkuk Steel Mill Co. Ltd. (Materials)	19,488,383
602,040	Hyundai Motor Co. Preference Shares (Automobiles & Components)	17,336,591
311,741	Kookmin Bank (Banks)	19,212,468
840,560	Korea Exchange Bank (Banks)	11,754,294
252,750	LG Electronics, Inc. (Consumer Durables & Apparel)	27,222,063
2,145,070	ON*Media Corp.* (Media)	9,401,555
107,148	Samsung Electronics Co. Ltd. Preference Shares (Semiconductors & Semiconductor Equipment)	45,996,547
188,543	SK Energy Co. Ltd. (Energy)	25,599,076
725,140	Woongjin Coway Co. Ltd. (Consumer Durables & Apparel)	24,364,420

		223,943,548

Taiwan – 10.0%
25,476,278	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	23,356,659
35,773,000	Chinatrust Financial Holding Co. Ltd.* (Banks)	31,981,371
18,198,000	Far EasTone Telecommunications Co. Ltd. (Telecommunication Services)	25,411,519
1,507,700	High Tech Computer Corp. (Technology Hardware & Equipment)	31,124,526
6,561,603	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	39,147,312
23,867,475	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	46,626,156

		197,647,543

Thailand – 2.1%
7,577,700	Siam Commercial Bank PCL (Banks)	20,769,653
8,583,900	Thai Oil PCL (Energy)	21,225,746

		41,995,399

Turkey – 1.8%
3,599,384	Turkcell Iletisim Hizmet AS (Telecommunication Services)	35,563,335

TOTAL COMMON STOCKS
(Cost $1,701,374,586)		$1,946,569,908

Notional		Maturity
Shares	Description	Date	Value
Equity-Linked Note* – 0.9%

Taiwan – 0.9%
70,741,479	ProMOS Technologies, Inc.(a) (Citigroup Global Markets) (Semiconductors & Semiconductor Equipment)	01/20/10	$18,256,197
(Cost $30,468,814)

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Expiration
Units	Description	Month	Value
Right* – 0.0%

Thailand – 0.0%
91,200	True Corp. PCL(a) (Telecommunication Services)	04/08	$—
(Cost $0)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation – 0.4%

JPMorgan Chase Euro – Time Deposit
$8,041,744	3.009%	03/03/08	$8,041,744
(Cost $8,041,744)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $1,739,885,144)			$1,972,867,849

	Interest
Shares	Rate	Value
Securities Lending Collateral(c) – 0.0%

Boston Global Investment Trust – Enhanced Portfolio
459,000	3.885%	$459,000
(Cost $459,000)

TOTAL INVESTMENTS – 99.8%
(Cost $1,740,344,144)		$1,973,326,849

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		4,040,425

NET ASSETS – 100.0%		$1,977,367,274

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $36,710,505, which represents approximately 1.9% of net assets as of February 29, 2008.

(b)	All or a portion of security is on loan.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at February 29, 2008.

Investment Abbreviations:
ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt

As a % of
Net Assets
Investments Industry Classifications†

Automobiles & Components	3.1%
Banks	11.9
Capital Goods	2.1
Consumer Durables & Apparel	5.7
Consumer Services	1.2
Diversified Financials	2.0
Energy	18.5
Food & Staples Retailing	3.7
Food, Beverage & Tobacco	1.6
Materials	13.1
Media	1.9
Real Estate	3.1
Semiconductors & Semiconductor Equipment	6.8
Short-term Investments #	0.4
Software & Services	2.7
Technology Hardware & Equipment	3.6
Telecommunication Services	14.4
Transportation	2.1
Utilities	1.9

TOTAL INVESTMENTS	99.8%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

#	Short-term investments include a short-term obligation and securities lending collateral.
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUNDS
Statements of Assets and Liabilities
February 29, 2008 (Unaudited)

		Concentrated
		Emerging Markets	Emerging Markets
	BRIC Fund	Equity Fund	Equity Fund

Assets:

Investment in securities, at fair value (identified cost $689,422,758, $24,634,545 and $1,739,885,144, respectively)(a)	$743,230,764	$25,026,668	$1,972,867,849
Securities lending collateral, at value which equals cost	667,500	101,000	459,000
Foreign currency, at value (identified cost $4,447,211, $13,128 and $836,659, respectively)	4,444,013	13,802	835,334
Receivables:
Fund shares sold	7,705,064	219,345	2,082,918
Investment securities sold, at value	5,632,122	339,564	20,603,654
Due from broker — variation margin, at value(b)	3,875,579	—	—
Dividends and interest, at value	384,634	67,656	6,080,747
Securities lending income	12,679	—	21,610
Other assets	6,479	386	20,829
Deferred offering costs	—	40,109	—

Total assets	765,958,834	25,808,530	2,002,971,941

Liabilities:

Payables:
Investment securities purchased, at value	8,984,292	431,767	14,762,378
Fund shares repurchased	2,153,304	—	3,981,834
Amounts owed to affiliates	1,425,217	27,768	2,546,368
Payable upon return of securities loaned	667,500	101,000	459,000
Due to broker — variation margin	202,151	—	—
Foreign capital gains taxes	175,754	—	2,805,728
Accrued expenses and other liabilities	292,248	146,766	1,049,359

Total liabilities	13,900,466	707,301	25,604,667

Net Assets:

Paid-in capital	675,954,363	24,487,658	1,633,078,762
Accumulated distributions in excess of net investment loss	(3,051,482)	(42,982)	(4,914,055)
Accumulated net realized gain on investments, futures and foreign currency related transactions	24,861,125	263,924	117,910,379
Net unrealized gain on investments, futures and translation of assets and liabilities denominated in foreign currencies	54,294,362	392,629	231,292,188

NET ASSETS	$752,058,368	$25,101,229	$1,977,367,274

Net Assets:
Class A	$510,906,143	$674,820	$655,127,770
Class B	—	—	17,905,991
Class C	186,507,924	71,570	29,876,850
Institutional	54,644,301	24,354,839	1,267,930,253
Service	—	—	6,526,410

Shares outstanding:
Class A	28,849,737	64,197	26,957,115
Class B	—	—	776,603
Class C	10,669,571	6,821	1,294,916
Institutional	3,067,066	2,315,546	49,689,033
Service	—	—	272,195

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	42,586,374	2,386,564	78,989,862

Net asset value, offering and redemption price per share:(c)
Class A	$17.71	$10.51	$24.30
Class B	—	—	23.06
Class C	17.48	10.49	23.07
Institutional	17.82	10.52	25.52
Service	—	—	23.98

(a)	Includes loaned securities having market value of $615,300, $93,324 and $448,200, respectively.
(b)	Represents restricted cash of $3,875,579 for the BRIC Fund relating to initial margin requirements and collateral on futures transactions.
(c)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares of the BRIC, Concentrated Emerging Markets Equity and Emerging Markets Equity Funds is $18.74, $11.12 and $25.71, respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUNDS
Statements of Operations
For the Six Months Ended February 29, 2008 (Unaudited)

		Concentrated
		Emerging Markets	Emerging Markets
	BRIC Fund	Equity Fund	Equity Fund

Investment income:

Dividends(a)	$2,622,405	$140,884	$12,224,354
Interest (including securities lending income of $55,873, $1,157 and $442,878, respectively)	889,915	15,983	3,093,017

Total investment income	3,512,320	156,867	15,317,371

Expenses:

Management fees	4,076,442	116,405	12,885,719
Distribution and Service fees(b)	1,292,318	545	1,158,627
Transfer Agent fees(b)	556,794	4,315	1,016,241
Custody and accounting fees	355,549	33,050	1,988,914
Printing fees	47,745	17,139	97,508
Professional fees	44,844	38,769	43,723
Registration fees	34,769	32,165	18,935
Trustee fees	8,854	8,854	8,854
Service share fees — Service Plan	—	—	7,676
Service share fees — Shareholder Administration Plan	—	—	7,676
Amortization of offering costs	—	71,034	—
Other	59,160	15,575	71,618

Total expenses	6,476,475	337,851	17,305,491

Less — expense reductions	(114,481)	(179,632)	(16,396)

Net expenses	6,361,994	158,219	17,289,095

NET INVESTMENT LOSS	(2,849,674)	(1,352)	(1,971,724)

Realized and unrealized gain (loss) from investment, futures and foreign currency related transactions:

Net realized gain (loss) from:
Investment transactions	48,231,681	482,275	206,638,222
Futures transactions	(562,338)	—	—
Foreign currency related transactions	(473,318)	2,271	(744,801)
Net Change in unrealized gain (loss) on:
Investments (including the effects of an increase on the foreign capital gains tax liability of $262,780, $0 and $405,478, respectively)	(6,482,846)	297,099	(113,716,032)
Futures transactions	273,814	—	—
Translation of assets and liabilities denominated in foreign currency	(442)	402	(28,361)

Net realized and unrealized gain from investment, futures and foreign currency related transactions:	40,986,551	782,047	92,149,028

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,136,877	$780,695	$90,177,304

(a)	Foreign taxes withheld on dividends were $23,277, $2,097 and $1,357,660, respectively.
(b)	Class-specific Distribution and Service and Transfer Agent fees were as follows:

	Distribution and Service Fees			Transfer Agent Fees

Fund	Class A	Class B	Class C	Class A	Class B	Class C	Institutional	Service

BRIC	$528,569	$—	$763,749	$401,716	$—	$145,113	$9,965	$—
Concentrated Emerging Markets Equity	410	—	135	311	—	26	3,978	—
Emerging Markets Equity	909,250	91,641	157,736	691,035	17,412	29,970	276,596	1,228
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUNDS
Statements of Changes in Net Assets

	BRIC Fund

	For the
	Six Months Ended		For the
	February 29, 2008		Year Ended
	(Unaudited)		August 31, 2007

From operations:

Net investment income (loss)	$(2,849,674)		$(1,043,076)
Net realized gain (loss) from investment, futures and foreign currency related transactions	47,196,025		11,674,118
Net change in unrealized gain (loss) on investments, futures and translation of assets and liabilities denominated in foreign currencies	(6,209,474)		60,012,984

Net increase in net assets resulting from operations	38,136,877		70,644,026

Distributions to shareholders:

From net investment income
Class A Shares	(190,962)		—
Institutional Shares	(71,340)		—
Service Shares	—		—
From net realized gains
Class A Shares	(22,087,126)		(70,571)
Class B Shares	—		—
Class C Shares	(8,106,408)		(19,904)
Institutional Shares	(2,619,485)		(27,615)
Service Shares	—		—

Total distributions to shareholders	(33,075,321)		(118,090)

From share transactions:

Proceeds from sales of shares	453,454,683		328,536,241
Reinvestments of dividends and distributions	26,747,124		112,116
Cost of shares repurchased	(106,594,582	) (b)	(44,268,422	) (c)

Net increase in net assets resulting from share transactions	373,607,225		284,379,935

TOTAL INCREASE (DECREASE)	378,668,781		354,905,871

Net assets:

Beginning of period	373,389,587		18,483,716

End of period	$752,058,368		$373,389,587

Accumulated undistributed (distribution in excess of) net investment income	$(3,051,482)		$60,494

(a)	Commenced operations on June 29, 2007.
(b)	Net of $66,641 and $46,627 redemption fees remitted to the BRIC and Emerging Markets Equity Funds, respectively.
(c)	Net of $32,516 and $18,477 redemption fees remitted to the BRIC and Emerging Markets Equity Funds, respectively.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUNDS

Concentrated Emerging Markets Equity Fund		Emerging Markets Equity Fund

For the		For the
Six Months Ended	For the	Six Months Ended		For the
February 29, 2008	Period Ended	February 29, 2008		Year Ended
(Unaudited)	August 31, 2007(a)	(Unaudited)		August 31, 2007

$(1,352)	$29,949	$(1,971,724)		$8,406,814
484,546	(106,206)	205,893,421		202,141,110
297,501	95,128	(113,744,393)		249,698,400

780,695	18,871	90,177,304		460,246,324

(1,083)	—	(941,655)		(1,692,684)
(62,986)	—	(4,598,135)		(4,829,059)
—	—	(16,229)		—
(2,902)	—	(98,701,363)		(3,020,956)
—	—	(2,545,168)		(90,844)
(179)	—	(4,436,312)		(155,264)
(120,834)	—	(179,448,901)		(4,659,443)
—	—	(904,918)		(5,933)

(187,984)	—	(291,592,681)		(14,454,183)

12,159,894	15,537,190	307,284,380		1,081,014,136
187,984	—	242,631,734		11,365,959
(2,866,609)	(528,812)	(403,680,358	)(b)	(439,269,711	)(c)

9,481,269	15,008,378	146,235,756		653,110,384

10,073,980	15,027,249	(55,179,621)		1,098,902,525

15,027,249	—	2,032,546,895		933,644,370

$25,101,229	$15,027,249	$1,977,367,274		$2,032,546,895

$(42,982)	$22,439	$(4,914,055)		$2,613,688

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUNDS
Notes to Financial Statements
February 29, 2008 (Unaudited)
1. ORGANIZATION
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs BRIC Fund, the Goldman Sachs Concentrated Emerging Markets Equity Fund and Goldman Sachs Emerging Markets Equity Fund, (collectively, the “Funds” or individually the “Fund”). The BRIC and Concentrated Emerging Markets Equity Funds are non-diversified portfolios offering three classes of Shares — Class A, Class C and Institutional. The Emerging Markets Equity Fund is a diversified portfolio of the Trust offering five classes of Shares — Class A, Class B, Class C, Institutional and Service.
     Class A shares of the Funds are sold with a front-end sales charge of up to 5.50%. Class B shares of the Emerging Markets Equity Fund are sold with a contingent deferred sales charge that declines from 5.00% to zero, depending upon the period of time the shares are held. Class C shares of the Funds are sold with a contingent deferred sales charge of 1.00% during the first 12 months. Institutional and Service Class shares of the Funds are not subject to a sales charge.
     Goldman, Sachs & Co. (“Goldman Sachs”) as distributor of the Funds receives such sales charges, of which a certain portion may be retained. Goldman Sachs Asset Management International, (“GSAMI”), an affiliate of Goldman Sachs, serves as Investment Adviser pursuant to a management Agreement (the “Agreement”) with the Trust on behalf of the Funds.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.
A. Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures these securities might also be fair valued by the adviser by taking into consideration market or security specific information.
     Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services or broker/dealer-supplied valuations. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available or are deemed not to reflect market value by GSAMI are valued at fair value using methods approved by the Trust’s Board of Trustees.
     In addition, GSAMI, consistent with its procedures and applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single

GOLDMAN SACHS EMERGING MARKETS EQUITY FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; governmental actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements on significant litigation and regulatory news such as government approvals.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and have delayed settlements, and their prices may be more volatile than those of comparable securities in the United States. The economies, industries, securities and currency markets of Brazil, Russia, India, and China (the “BRIC countries”) may be adversely affected by protectionist trade policies, a slow U.S. economy, political and social instability, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the U.S.
B. Security Transactions and Investment Income — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. In addition, it is the Funds’ policy to accrue for estimated capital gains taxes on foreign securities held by the Funds, which are subject to such taxes.
     Net investment income (other than class specific expenses) and unrealized and realized gains or losses of the Funds are allocated daily, to each class of shares of the respective Fund, based upon the relative proportion of net assets of each class.
C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual fund of the Trust are allocated to the Funds on a straight-line and/or “pro-rata” basis depending upon the nature of the expense. Class A, Class B and Class C shareholders of the Funds bear all expenses and fees relating to their respective Distribution and Service Plans. Service Shares bear all expenses and fees relating to their Service and Shareholder Administration Plans. Each class of shares separately bears its respective class-specific Transfer Agency fees.
D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually. Net capital losses are carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gain distributions.
     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules, which may differ from GAAP. Therefore, the source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gains, or as a tax return of capital.
     The Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48), on June 29, 2007. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. GSAMI has reviewed the tax positions for open tax years (tax years ended December 31, 2004-2007) and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUNDS
Notes to Financial Statements (continued)
February 29, 2008 (Unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
E. Equity Linked Notes — The Funds may invest in structured notes whose values are based on the price movements of a reference security or index. The value of these structured notes will rise and fall in response to changes in the reference security or index. On termination date of each structured note, the Funds will receive a payment from a counterparty based on the value of the referenced security (notional multiplied by price of the referenced security) and record a realized gain or loss. These structured notes are subject to credit and interest rate risks.
F. Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.
     Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) gains and losses from the sale of investments (applicable to fixed income securities); (iii) currency gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iv) gains and losses from the difference between amounts of interest, dividends and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments are not segregated in the Statements of Operations from the effects of changes in market prices of those securities and derivative instruments, but are included with the net realized and unrealized gain (loss) on securities and derivative instruments. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
G. Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statements of Operations.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
H. Offering Costs — Offering costs paid in connection with the offering of shares of the Concentrated Emerging Markets Equity Fund are amortized on a straight-line basis over 12 months from the date of the commencement of operations.
I. Redemption Fees — All share classes of the Funds charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. For this purpose, the Funds use a first-in first-out (“FIFO”) method so that shares held longest will be treated as being redeemed first and shares held shortest will be treated as being redeemed last. Redemption fees are reimbursed to the Funds and reflected as a reduction in share redemptions on the Statements of Changes in Net Assets. Redemption fees are credited to Paid-in capital and are allocated to each share class of the Funds on a pro-rata basis.
J. Segregation Transactions — The Funds may enter into certain derivative or other transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, swap contracts, written options, when issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets, with a current value equal to or greater than the market value of the corresponding transactions.
3. AGREEMENTS
A. Management Agreements — Under the Agreement, GSAMI manages the Funds, subject to the general supervision of the Trust’s Board of Trustees.
     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAMI is entitled to a fee (“Management Fee”) computed daily and payable monthly, equal to the annual percentage rate of each Fund’s average daily net assets.
     For the six months ended February 29, 2008, GSAMI received a Management Fee at the following annual rates:

	Contractual Management Rate
				Effective Net
	First	Over	Effective	Management Rate
Fund	$2 billion	$2 billion	Rate	(after waiver)

BRIC	1.30%	1.17%	1.30%	1.27%*

Concentrated Emerging Markets Equity	1.15	1.04	1.15	1.15

Emerging Markets Equity	1.20	1.08	1.20	1.20

*	GSAMI voluntarily agreed to waive a portion of its management fee in order to achieve an effective rate of 1.27% as an annual percentage rate of average daily net assets of the BRIC Fund for the six months ended February 29, 2008.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUNDS
Notes to Financial Statements (continued)
February 29, 2008 (Unaudited)
3. AGREEMENTS (continued)
B. Distribution Agreement and Service Plan — The Trust, on behalf of each Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or authorized dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, 0.25%, 0.75% and 0.75% of the average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally, Goldman Sachs and/or authorized dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the average daily net assets attributable to Class B and Class C Shares. With respect to Class A Shares, the distributor at its discretion may use compensation for distribution services paid under the Distribution and Service Plan for personal and account maintenance services and expenses so long as such total compensation under the Plan does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority. The BRIC and Concentrated Emerging Markets Equity Funds participate in the Plans for Class A and Class C Shares only.
     Goldman Sachs serves as Distributor of the shares of the Funds pursuant to a Distribution Agreement. Goldman Sachs may retain a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. During the six months ended February 29, 2008, Goldman Sachs advised the Funds that it retained the following approximate amounts:

		Contingent Deferred
	Sales Load	Sales Charge

Fund	Class A	Class B	Class C

BRIC	$696,800	$—	$1,000

Concentrated Emerging Markets Equity	300	—	—

Emerging Markets Equity	40,300	300	100

C. Transfer Agency Agreement — Goldman Sachs also serves as the Transfer Agent of the Funds for a fee. The fees charged for such Transfer Agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of average daily net assets for Class A, Class B and Class C Shares and 0.04% of average daily net assets for Institutional and Service Shares.
D. Service Plan and Shareholder Administration Plan — The Trust, on behalf of the Emerging Markets Equity Fund, has adopted a Service Plan and a Shareholder Administration Plan for the Fund’s Service Shares. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan each provide for compensation to the service organizations in an amount equal to, on an annual basis, 0.25% of the average daily net assets of the Fund’s Service Shares.
E. Other Agreements — GSAMI has voluntarily agreed to limit certain “Other expenses” of the Funds (excluding Management Fees, Distribution and Service Fees, Transfer Agency Fees and expenses, Service Share Fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder proxy meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAMI for prior fiscal year expense reimbursements, if any.
     The “Other Expenses” limitations for the BRIC, Concentrated Emerging Markets Equity and Emerging Markets Equity Funds as an annual percentage rate of average daily net assets are 0.264%, 0.354% and 0.354%, respectively.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUNDS

3. AGREEMENTS (continued)
     For the six months ended February 29, 2008, GSAMI has voluntarily waived certain management fees and agreed to reimburse certain other expenses. In addition, the Funds have entered into certain offset arrangements with the transfer agent resulting in a reduction in the Funds’ expenses. For the six months ended February 29, 2008, these expense reductions were as follows (in thousands):

	Fee Waivers

		Other	Transfer	Total
	Management	Expense	Agent	Expense
Fund	Fee	Reimbursement	Fee Credit	Reductions

BRIC	$105	$—	$9	$114

Concentrated Emerging Markets Equity	—	180	—	180

Emerging Markets Equity	—	—	16	16

As of February 29, 2008, the amounts owed to affiliates of the Trust were as follows (in thousands):

		Distribution	Transfer
	Management	and Service	Agent
Fund	Fees	Fees	Fees	Total

BRIC	$728	$488	$209	$1,425

Concentrated Emerging Markets Equity	26	—	2	28

Emerging Markets Equity	1,877	360	309	2,546

4. PORTFOLIO SECURITIES TRANSACTIONS
The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 29, 2008, were as follows:

Fund	Purchases	Sales and Maturities

BRIC	$543,776,165	$234,479,498

Concentrated Emerging Markets Equity	22,963,046	14,804,850

Emerging Markets Equity	984,169,558	1,129,343,715

     For the six months ended February 29, 2008, Goldman Sachs earned approximately $6,800, of brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant on behalf of the BRIC Fund.
5. SECURITIES LENDING
Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Boston Global Advisers (“BGA”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUNDS
Notes to Financial Statements (continued)
February 29, 2008 (Unaudited)
5. SECURITIES LENDING (continued)
     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust (“Enhanced Portfolio”), a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by Goldman Sachs Asset Management, L.P. (“GSAM”), for which GSAM receives an investment advisory fee of up to 0.07% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in money market instruments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Funds and BGA receive compensation relating to the lending of the Funds’ securities. The amounts earned by the Funds for the six months ended February 29, 2008, are reported parenthetically under Investment Income on the Statements of Operations.
     The table below details securities lending activity as of, and for the six months ended February 29, 2008:

	Earnings of BGA	Earnings Received by the
	Relating to Securities	Funds from Lending to
	Loaned for the	Goldman Sachs for the
	Six Months Ended	Six Months Ended
Fund	February 29, 2008	February 29, 2008

BRIC	$7,822	$—

Concentrated Emerging Markets Equity	179	—

Emerging Markets Equity	145,936	122,913

6. LINE OF CREDIT FACILITY
The Funds participate in a $450,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAMI and GSAM. Under the most restrictive arrangement under the facility, each Fund must own securities having a market value in excess of 300% of each Fund’s total bank borrowings. The facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. This committed facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. During the six months ended February 29, 2008, the Funds did not have any borrowings under the facility.
7. TAX INFORMATION
As of the Funds’ most recent fiscal year end, August 31, 2007, the Funds’ certain timing differences on a tax basis were as follows:

Concentrated
		Emerging	Emerging
		Markets	Markets
	BRIC	Equity	Equity

Timing differences (post October losses)	$(106,978)	$(53,244)	$(2,951,343)

GOLDMAN SACHS EMERGING MARKETS EQUITY FUNDS

7. TAX INFORMATION (continued)
At February 29, 2008, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

		Concentrated
		Emerging	Emerging
		Markets	Markets
	BRIC	Equity	Equity

Tax Cost	$690,309,723	$24,788,559	$1,743,785,144

Gross unrealized gain	97,389,351	1,938,899	365,765,120

Gross unrealized loss	(43,800,810)	(1,599,790)	(136,223,415)

Net unrealized security gain	$53,588,541	$339,109	$229,541,705

     The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, differences related to the Passive Foreign Investment Company investments and foreign currency contracts recognized for tax purposes as of the most recent fiscal year end.
8. OTHER RISKS/CONCENTRATION
     The BRIC Fund invests in a concentrated portfolio of equity investments in Brazil, Russia, India, and China or in issuers that participate in the markets of the BRIC countries by deriving a significant amount of their total revenue or profit from goods produced, sales made or services provided or by maintaining a significant amount of their assets in BRIC countries.
9. OTHER MATTERS
Change in Fiscal Year End — On December 13, 2007, the Board of Trust approved a change of the Funds’ fiscal year end from August 31 to October 31, effective September 1, 2008.
Fund’s Concentration — As of February 29, 2008, the following Goldman Sachs Asset Allocation Portfolios were beneficial owners of the Concentrated Emerging Markets Equity and Emerging Markets Equity Funds with amounts of 5% or greater (as a percentage of outstanding Institutional shares) as follows:

	Goldman Sachs	Goldman Sachs	Goldman Sachs	Goldman Sachs
	Growth and Income	Growth Strategy	Equity Growth	Satellite Strategies
Fund	Strategy Portfolio	Portfolio	Strategy Portfolio	Portfolio

Concentrated Emerging Markets Equity	—%	—%	—%	57%

Emerging Markets Equity	13%	14%	6%	—%

     As of February 29, 2008, Goldman Sachs Group, Inc. was the beneficial owner of approximately 2%, 23% and 43%, respectively, of the Class A, C and Institutional Shares of the Concentrated Emerging Markets Equity Fund.
New Accounting Pronouncements — On September 15, 2006, the FASB released Statement of Financial Accounting Standard No. 157 “Fair Value Measurement” (“FAS 157”), which provides enhanced guidance for using fair value to measure assets and liabilities. FAS 157 requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations of an entity’s financial performance. FAS 157 does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. GSAMI does not believe the adoption of FAS 157 will impact the amounts reported in the Funds’ financial statements; however, additional disclosures will be required.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUNDS
Notes to Financial Statements (continued)
February 29, 2008 (Unaudited)
10. SUMMARY OF SHARE TRANSACTIONS

	BRIC

	For the Six Months Ended
	February 29, 2008		For the Year Ended
	(Unaudited)		August 31, 2007

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	16,409,006	$309,358,344	16,498,357	$221,291,214
Reinvestment of dividends and distributions	1,009,721	19,295,760	5,694	68,975
Shares converted from Class B(a)	—	—	—	—
Shares repurchased	(3,927,082)	(72,026,195)	(1,697,296)	(23,233,560)

	13,491,645	256,627,909	14,806,755	198,126,629

Class B Shares
Shares sold	—	—	—	—
Reinvestment of dividends and distributions	—	—	—	—
Shares converted to Class A(a)	—	—	—	—
Shares repurchased	—	—	—	—

	—	—	—	—

Class C Shares
Shares sold	5,904,218	110,752,914	5,861,954	79,529,294
Reinvestment of dividends and distributions	261,374	4,939,962	1,567	18,921
Shares repurchased	(1,139,116)	(20,685,216)	(401,538)	(5,474,100)

	5,026,476	95,007,660	5,461,983	74,074,115

Institutional Shares
Shares sold	1,764,150	33,343,425	2,116,206	27,715,733
Reinvestment of dividends and distributions	130,734	2,511,402	1,997	24,220
Shares repurchased	(788,605)	(13,883,171)	(1,193,292)	(15,560,762)

	1,106,279	21,971,656	924,911	12,179,191

Service Shares
Shares sold	—	—	—	—
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	—	—	—	—

	—	—	—	—

NET INCREASE	19,624,400	$373,607,225	21,193,649	$284,379,935

(a)	Class B Shares will automatically convert into Class A Shares on or about the fifteenth day of the last month of calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.
(b)	Commencement of operations was June 29, 2007.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUNDS

Concentrated Emerging Markets Equity				Emerging Markets Equity

For the Six Months Ended				For the Six Months Ended
February 29, 2008		For the Period Ended		February 29, 2008		For the Year Ended
(Unaudited)		August 31, 2007(b)		(Unaudited)		August 31, 2007

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

70,692	$756,344	15,785	$167,000	4,374,562	$123,405,153	11,390,806	$268,635,818
345	3,985	—	—	3,532,126	95,402,710	199,454	4,443,849
—	—	—	—	10,168	299,935	7,198	174,613
(18,743)	(203,134)	(3,882)	(35,244)	(6,060,320)	(160,040,185)	(6,622,871)	(159,542,011)

52,294	557,195	11,903	131,756	1,856,536	59,067,613	4,974,587	113,712,269

—	—	—	—	151,526	4,011,483	178,354	4,061,106
—	—	—	—	86,768	2,227,342	3,573	76,652
—	—	—	—	(10,636)	(299,935)	(7,499)	(174,613)
—	—	—	—	(98,275)	(2,577,663)	(180,978)	(4,037,623)

—	—	—	—	129,383	3,361,227	(6,550)	(74,478)

4,863	52,075	1,943	20,010	281,290	7,415,995	352,658	7,923,860
15	179	—	—	115,329	2,962,795	4,654	99,903
—	—	—	—	(208,042)	(5,245,552)	(348,343)	(7,918,373)

4,878	52,254	1,943	20,010	188,577	5,133,238	8,969	105,390

1,052,786	11,351,475	1,533,324	15,350,180	5,845,879	167,596,999	33,639,791	796,901,294
15,901	183,820	—	—	4,980,009	141,133,452	290,762	6,742,778
(238,204)	(2,663,475)	(48,261)	(493,568)	(8,161,776)	(233,836,023)	(10,933,887)	(266,848,066)

830,483	8,871,820	1,485,063	14,856,612	2,664,112	74,894,428	22,996,666	536,796,006

—	—	—	—	178,461	4,854,750	142,185	3,492,058
—	—	—	—	33,950	905,435	125	2,777
—	—	—	—	(80,111)	(1,980,935)	(38,204)	(923,638)

—	—	—	—	132,300	3,779,250	104,106	2,571,197

887,655	$9,481,269	1,498,909	$15,008,378	4,970,908	$146,235,756	28,077,778	$653,110,384

GOLDMAN SACHS BRIC FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions
		investment operations			to shareholders

	Net asset
	value,	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	loss(a)	gain	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 29, (UNAUDITED)

2008 - A	$16.29	$(0.08)	$2.43	$2.35	$— (d)	$(0.93)	$(0.93)
2008 - C	16.14	(0.14)	2.41	2.27	—	(0.93)	(0.93)
2008 - Institutional	16.37	(0.04)	2.44	2.40	(0.02)	(0.93)	(0.95)

FOR THE PERIODS ENDED AUGUST 31,

2007 - A	10.45	(0.07)	5.93	5.86	—	(0.02)	—
2007 - C	10.43	(0.18)	5.91	5.73	—	(0.02)	—
2007 - Institutional	10.46	(0.01)	5.94	5.93	—	(0.02)	—

2006 - A(c)	10.00	(0.03)	0.48	0.45	—	—	—
2006 - C(c)	10.00	(0.04)	0.47	0.43	—	—	—
2006 - Institutional(c)	10.00	(0.01)	0.47	0.46	—	—	—

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one year full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	The Fund commenced operations on June 30, 2006.
(d)	Amount is less than $0.005 per share.
(e)	Annualized.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BRIC FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		loss		total expenses		loss		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets		net assets		net assets		net assets		rate

$17.71	14.03%	$510,906	1.87	%(e)	(0.76	)% (e)	1.91	%(e)	(0.80	)% (e)	40%
17.48	13.60	186,508	2.62	(e)	(1.51	)(e)	2.66	(e)	(1.55	)(e)	40
17.82	14.24	54,644	1.47	(e)	(0.32	)(e)	1.51	(e)	(0.36	)(e)	40

16.29	55.99	250,209	1.98		(0.52)		2.08		(0.62)		56
16.14	54.85	91,085	2.73		(1.26)		2.83		(1.36)		56
16.37	56.75	32,095	1.58		(0.09)		1.86		(0.37)		56

10.45	4.60	5,762	1.97	(e)	(1.48	)(e)	7.54	(e)	(7.05	)(e)	8
10.43	4.40	1,890	2.72	(e)	(2.19	)(e)	8.60	(e)	(8.06	)(e)	8
10.46	4.60	10,832	1.57	(e)	(0.41	)(e)	7.16	(e)	(5.99	)(e)	8

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONCENTRATED EMERGING MARKETS EQUITY FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions
		investment operations			to shareholders

	Net asset	Net
	value,	investment	Net realized	Total from	From net	From net
	beginning	income	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	(loss)(a)	gain	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 29, (UNAUDITED)

2008 - A	$10.03	$(0.01)	$0.58	$0.57	$(0.03)	$(0.06)	$(0.09)
2008 - C	10.01	(0.06)	0.60	0.54	—	(0.06)	(0.06)
2008 - Institutional	10.03	— (d)	0.58	0.59	(0.04)	(0.06)	(0.10)

FOR THE PERIOD ENDED AUGUST 31,

2007 - A(c)	10.00	— (d)	0.03	0.03	—	—	—
2007 - C(c)	10.00	— (d)	0.01	0.01	—	—	—
2007 - Institutional(c)	10.00	0.02	0.01	0.03	—	—	—

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one year full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	The Fund commenced operations on June 29, 2007.
(d)	Amount is less than $0.005 per share.
(e)	Annualized.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONCENTRATED EMERGING MARKETS EQUITY FUND

					Ratios assuming no
					expense reductions

			Ratio of	Ratio of		Ratio of
		Net assets,	net	net investment	Ratio of	net investment
Net asset		end of	expenses	income (loss)	total expenses	loss	Portfolio
value, end	Total	period	to average	to average	to average	to average	turnover
of period	return(b)	(in 000s)	net assets(e)	net assets(e)	net assets(e)	net assets(e)	rate

$10.51	5.58%	$675	1.94%	(0.38)%	3.73%	(2.17)%	74%
10.49	5.37	71	2.69	(1.18)	4.48	(2.97)	74
10.52	5.76	24,355	1.54	— (d)	3.33	(1.79)	74

10.03	0.30	119	1.94	(0.17)	5.55	(3.78)	19
10.01	0.10	19	2.69	(0.13)	6.30	(3.74)	19
10.03	0.30	14,888	1.54	1.29	5.15	(2.32)	19

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions
		investment operations			to shareholders

	Net asset	Net
	value,	investment	Net realized	Total from	From net	From net
	beginning	income	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	(loss)(a)	gain	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 29, (UNAUDITED)

2008 - A	$26.74	$(0.07)	$1.50	$1.43	$(0.03)	$(3.84)	$(3.87)
2008 - B	25.61	(0.15)	1.44	1.29	—	(3.84)	(3.84)
2008 - C	25.62	(0.15)	1.44	1.29	—	(3.84)	(3.84)
2008 - Institutional	27.91	(0.01)	1.55	1.54	(0.09)	(3.84)	(3.93)
2008 - Service	26.48	(0.07)	1.48	1.41	(0.07)	(3.84)	(3.91)

FOR THE YEARS ENDED AUGUST 31,

2007 - A	19.91	0.07	6.98	7.05	(0.08)	(0.14)	(0.22)
2007 - B	19.14	(0.11)	6.72	6.61	—	(0.14)	(0.14)
2007 - C	19.16	(0.12)	6.72	6.60	—	(0.14)	(0.14)
2007 - Institutional	20.75	0.18	7.27	7.45	(0.15)	(0.14)	(0.29)
2007 - Service	19.66	0.09	6.87	6.96	—	(0.14)	(0.14)

2006 - A	15.76	0.16	4.12	4.28	(0.03)	(0.10)	(0.13)
2006 - B	15.24	(0.02)	4.02	4.00	—	(0.10)	(0.10)
2006 - C	15.26	0.03	3.97	4.00	—	(0.10)	(0.10)
2006 - Institutional	16.39	0.24	4.29	4.53	(0.07)	(0.10)	(0.17)
2006 - Service	15.56	0.04	4.16	4.20	—	(0.10)	(0.10)

2005 - A	10.49	0.09	5.19	5.28	(0.01)	—	(0.01)
2005 - B	10.19	(0.01)	5.06	5.05	—	—	—
2005 - C	10.22	— (c)	5.04	5.04	—	—	—
2005 - Institutional	10.92	0.14	5.41	5.55	(0.08)	—	(0.08)
2005 - Service	10.38	0.08	5.13	5.21	(0.03)	—	(0.03)

2004 - A	9.14	0.04	1.35	1.39	(0.04)	—	(0.04)
2004 - B	8.91	(0.01)	1.31	1.30	(0.02)	—	(0.02)
2004 - C	8.92	(0.02)	1.32	1.30	—	—	—
2004 - Institutional	9.49	0.09	1.42	1.51	(0.08)	—	(0.08)
2004 - Service	9.06	0.06	1.33	1.39	(0.07)	—	(0.07)

2003 - A	7.14	0.03	1.97	2.00	—	—	—
2003 - B	7.00	(0.01)	1.92	1.91	—	—	—
2003 - C	7.01	(0.01)	1.92	1.91	—	—	—
2003 - Institutional	7.37	0.08	2.04	2.12	—	—	—
2003 - Service	7.07	0.04	1.95	1.99	—	—	—

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one year full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Amount is less than $0.005 per share.
(d)	Annualized.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

							Ratios assuming no
							expense reductions
					Ratio of
		Net assets,	Ratio of		net investment		Ratio of		Ratio of
Net asset		end of	net expenses		income (loss)		total expenses		net investment		Portfolio
value, end	Total	period	to average		to average		to average		income (loss) to		turnover
of period	return(b)	(in 000s)	net assets		net assets		net assets		average net assets		rate

$24.30	3.87%	$655,128	1.84	%(d)	(0.42	)%(d)	1.84	%(d)	(0.42	)%(d)	46%
23.06	3.50	17,906	2.59	(d)	(1.20	)(d)	2.59	(d)	(1.20	)(d)	46
23.07	3.45	29,877	2.59	(d)	(1.18	)(d)	2.59	(d)	(1.18	)(d)	46
25.52	4.09	1,267,930	1.44	(d)	(0.03	)(d)	1.44	(d)	(0.03	)(d)	46
23.98	3.82	6,526	1.94	(d)	(0.54	)(d)	1.94	(d)	(0.54	)(d)	46

26.74	35.67	671,311	1.79		0.28		1.79		0.28		97
25.61	34.68	16,574	2.54		(0.50)		2.54		(0.50)		97
25.62	34.64	28,345	2.54		(0.55)		2.54		(0.55)		97
27.91	36.21	1,312,613	1.39		0.73		1.39		0.73		97
26.48	35.54	3,704	1.89		0.38		1.89		0.38		97

19.91	27.17	400,757	1.81		0.82		1.81		0.82		101
19.14	26.24	12,516	2.56		(0.11)		2.56		(0.11)		101
19.16	26.28	21,024	2.56		0.18		2.56		0.18		101
20.75	27.74	498,643	1.41		1.18		1.41		1.18		101
19.66	27.07	704	1.89		0.22		1.89		0.22		101

15.76	50.51	87,292	1.99		0.63		2.06		0.56		91
15.24	49.51	6,080	2.74		(0.11)		2.81		(0.18)		91
15.26	49.32	2,835	2.74		0.02		2.81		(0.05)		91
16.39	51.00	89,841	1.59		1.01		1.66		0.94		91
15.56	50.25	1,655	2.09		0.58		2.16		0.51		91

10.49	15.20	30,159	2.18		0.36		2.33		0.21		150
10.19	14.68	2,971	2.74		(0.13)		2.89		(0.28)		150
10.22	14.70	939	2.74		(0.22)		2.89		(0.37)		150
10.92	15.91	45,644	1.59		0.82		1.74		0.67		150
10.38	15.36	567	2.09		0.56		2.24		0.41		150

9.14	28.01	24,504	2.25		0.40		2.42		0.23		82
8.91	27.29	1,428	2.75		(0.10)		2.92		(0.27)		82
8.92	27.10	972	2.75		(0.18)		2.92		(0.35)		82
9.49	28.77	78,132	1.60		1.07		1.77		0.90		82
9.06	28.15	185	2.10		0.52		2.27		0.35		82

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUNDS
Fund Expenses (Unaudited) — Six Month Period Ended February 29, 2008
          As a shareholder of Class A, Class B, Class C, Institutional or Service Shares of the Funds you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (with respect to Class A Shares), contingent deferred sales charges (loads) on redemptions (with respect to Class B and Class C Shares), and redemption fees (with respect to Class A, Class B, Class C, Institutional and Service Shares, if any); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A, Class B and Class C Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class B, Class C, Institutional and Service Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2007 through February 29, 2008.
Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BRIC Fund				Concentrated Emerging Market Equity Fund				Emerging Market Equity Fund

				Expenses				Expenses				Expenses
	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the
	Account Value	Account Value		6 months ended	Account Value	Account Value		6 months ended	Account Value	Account Value		6 months ended
Share Class	9/1/07	2/29/08		2/29/08*	9/1/07	2/29/08		2/29/08*	9/1/07	2/29/08		2/29/08*

Class A
Actual	$1,000	$1,140.30		$10.00	$1,000	$1,055.80		$9.97	$1,000	$1,038.70		$9.28
Hypothetical 5% return	1,000	1,015.51	+	9.42	1,000	1,015.17	+	9.77	1,000	1,015.76	+	9.17

Class B
Actual									1,000	1,035.00		13.10
Hypothetical 5% return	N/A	N/A		N/A	N/A	N/A		N/A	1,000	1,011.98	+	12.96

Class C
Actual	1,000	1,136.00		13.97	1,000	1,053.70		13.74	1,000	1,034.50		13.10
Hypothetical 5% return	1,000	1,011.79	+	13.16	1,000	1,011.49	+	13.45	1,000	1,011.98	+	12.96

Institutional
Actual	1,000	1,142.40		7.83	1,000	1,057.60		7.93	1,000	1,040.90		7.26
Hypothetical 5% return	1,000	1,017.55	+	7.37	1,000	1,017.16	+	7.77	1,000	1,017.75	+	7.17

Service
Actual									$1,000	$1,038.20		$9.83
Hypothetical 5% return	N/A	N/A		N/A	N/A	N/A		N/A	1,000	1,015.22	+	9.72

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2008. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class B	Class C	Institutional	Service

BRIC	1.87%	—%	2.62%	1.47%	—%
Concentrated Emerging Markets Equity	1.94	—	2.69	1.54	—
Emerging Markets Equity	1.84%	2.59	2.59	1.44	1.94

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

FUNDS PROFILE
Goldman Sachs Funds
Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.
Today, The Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $809.2 billion in assets under management as of December 31, 2007 — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.
GOLDMAN SACHS FUNDS
In building a globally diversified portfolio, you can select from more than 80 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.

Money Market[1] Fixed Income
▪  Enhanced Income Fund
▪  Ultra-Short Duration Government     Fund
▪  Short Duration Government Fund
▪  Short Duration Tax-Free Fund
▪  California AMT-Free Municipal     Fund[2] ▪  New York AMT-Free Municipal     Fund[2] ▪  Municipal Income Fund
▪  Government Income Fund
▪  Inflation Protected Securities
    Fund
▪  U.S. Mortgages Fund
▪  Core Fixed Income Fund
▪  Core Plus Fixed Income Fund
▪  Investment Grade Credit Fund
▪  Global Income Fund
▪  High Yield Municipal Fund
▪  High Yield Fund
▪  Emerging Markets Debt Fund
▪ Local Emerging Markets Debt Fund	Domestic Equity
▪  Balanced Fund
▪  Growth and Income Fund
▪  Structured Large Cap Value Fund
▪  Large Cap Value Fund
▪  Structured U.S. Equity Fund
▪  Structured U.S. Equity Flex Fund
▪  Structured Large Cap Growth Fund
▪  Capital Growth Fund
▪  Strategic Growth Fund
▪  All Cap Growth Fund
▪  Concentrated Growth Fund
▪  Mid Cap Value Fund
▪  Growth Opportunities Fund
▪  Small/ Mid Cap Growth Fund
▪  Structured Small Cap Equity Fund
▪  Structured Small Cap Value Fund
▪  Structured Small Cap Growth Fund
▪  Small Cap Value Fund

Asset Allocation[3] ▪  Asset Allocation Portfolios
▪  Income Strategies Portfolio
▪  Satellite Strategies Portfolio

Retirement Strategies[3]	International Equity
▪  Structured International Equity Fund
▪  Structured International Equity Flex Fund
▪  Strategic International Equity Fund
▪  Concentrated International Equity Fund
▪  Japanese Equity Fund
▪  Structured International Small Cap Fund
▪  International Small Cap Fund
▪  Asia Equity Fund
▪  Structured Emerging Markets Equity Fund
▪  Emerging Markets Equity Fund
▪  Concentrated Emerging Markets Equity Fund
▪  BRIC Fund (Brazil, Russia, India, China)

Specialty[3] ▪  U.S. Equity Dividend and Premium Fund
▪  International Equity Dividend and Premium Fund
▪  Structured Tax-Managed Equity Fund
▪  Structured International Tax-Managed Equity Fund
▪  Real Estate Securities Fund
▪  International Real Estate Securities Fund
▪  Tollkeeper FundSM
▪ Commodity Strategy Fund

[1]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

[2] Effective June 1, 2007, the California Intermediate AMT-Free Municipal Fund was renamed the California AMT-Free Municipal Fund and the New York Intermediate AMT-Free Municipal Fund was renamed the New York AMT-Free Municipal Fund.

[3]	Individual Funds within the Asset Allocation, Retirement Strategies and Specialty categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Asset Allocation, Retirement Strategies or Specialty category.
The Goldman Sachs Tollkeeper FundSM is a registered service mark of Goldman, Sachs & Co.

TRUSTEES Ashok N. Bakhru, Chairman John P. Coblentz, Jr. Diana M. Daniels Patrick T. Harker James A. McNamara Jessica Palmer Alan A. Shuch Richard P. Strubel	OFFICERS James A. McNamara, President John M. Perlowski, Senior Vice President and Treasurer Peter V. Bonanno, Secretary
GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL Investment Adviser
Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.
Goldman Sachs Asset Management, L.P. 32 Old Slip, 32nd Floor, New York, New York 10005
The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission Web site at http://www.sec.gov.
The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (”SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Portfolios’ first and third fiscal quarters. When available, the Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Forms N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).
Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Fund’s entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.
This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus for the Fund. Please consider a Fund’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing. The Prospectus contains this and other information about the Fund.
Copyright 2008 Goldman, Sachs & Co. All rights reserved. 08-7952 EMSAR/75.8K/04-08

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d)	A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the Semi-Annual Report to Stockholders filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)		Goldman Sachs Trust's Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant's Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	May 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	May 8, 2008

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	May 8, 2008